Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of:

	Remaining weighted average useful life in years	2024	2023

Cost
Customer relationship intangibles	3	$473	$514
Patents and Technology	6	572	613
Computer software and other licenses	4	593	621
		1,638	1,748

Accumulated depreciation
Customer relationship intangibles		(249)	(236)
Patents and Technology		(215)	(163)
Computer software and other licenses		(436)	(473)
		$738	$876